Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

30. Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2018.

Condensed Balance Sheets

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	23,270	17,179	2,499
Amounts due from related parties	1,243,251	20,701	3,011
Prepayments and other current assets	1,642	54,847	7,977
Total current assets	1,268,163	92,727	13,487
Non-current assets:
Investments in subsidiaries and VIEs	6,977,051	8,891,882	1,293,271
Total non-current assets	6,977,051	8,891,882	1,293,271
Total assets	8,245,214	8,984,609	1,306,758
LIABILITIES
Current liabilities:
Amounts due to related parties	135,490	2,046,971	297,720
Accruals and other liabilities	55,027	913	134
Total current liabilities	190,517	2,047,884	297,854
Deferred revenue	—	99,684	14,498
Total non-current liabilities	—	99,684	14,498
Total liabilities	190,517	2,147,568	312,352
MEZZANINE EQUITY
Series A-1 and A-2 convertible redeemable preferred shares	5,011,731	—	—
Series A-3 convertible redeemable preferred shares	427,129	—	—
Series B convertible redeemable preferred shares	2,294,980	—	—
Series C convertible redeemable preferred shares	4,454,596	—	—
Series D convertible redeemable preferred shares	7,547,760	—	—
Receivable from a holder of Series D convertible redeemable preferred shares	(78,410)	—	—
Total mezzanine equity	19,657,786	—	—
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary shares	60	—	—
Class A Ordinary Shares	—	1,329	193
Class B Ordinary Shares	—	226	33
Class C Ordinary Shares	—	254	37
Treasury shares	(9,186)	(9,186)	(1,336)
Additional paid in capital	131,907	41,918,936	6,096,856
Accumulated other comprehensive income/(loss)	(13,922)	(34,708)	(5,048)
Accumulated deficit	(11,711,948)	(35,039,810)	(5,096,329)
Total shareholders’ (deficit)/equity	(11,603,089)	6,837,041	994,406
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	8,245,214	8,984,609	1,306,758

Condensed Statements of Comprehensive Loss

	For the Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(24,684)	(52,518)	(178,479)	(25,959)
Total operating expenses	(24,684)	(52,518)	(178,479)	(25,959)
Loss from operations	(24,684)	(52,518)	(178,479)	(25,959)
Interest income	24,309	2,391	7,692	1,119
Interest expense	—	(12,389)	—	—
Equity in loss of subsidiaries and VIEs	(2,539,323)	(4,924,897)	(9,432,640)	(1,371,921)
Investment income	2,670	3,498	—	—
Other loss, net	712	(819)	6,153	895
Loss before income tax expense	(2,536,316)	(4,984,734)	(9,597,274)	(1,395,866)
Income tax expense	—	—	—	—
Net loss	(2,536,316)	(4,984,734)	(9,597,274)	(1,395,866)
Accretion on convertible redeemable preferred shares to redemption value	(981,233)	(2,576,935)	(13,667,291)	(1,987,825)
Accretion on redeemable non-controlling interests to redemption value	—	—	(63,297)	(9,206)
Net loss attributable to ordinary shareholders of NIO Inc.	(3,517,549)	(7,561,669)	(23,327,862)	(3,392,897)

Condensed Statements of Cash Flows

	For The Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(2,540,639)	(4,920,905)	3,917,654	569,799
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities	3,118,559	1,340,911	—	—
Purchase of held for trading securities	(2,346,261)	(1,337,413)	—	—
Acquisitions of equity investees	(669,433)	(6,223,178)	(11,693,144)	(1,700,697)
Net cash used in investing activities	102,865	(6,219,680)	(11,693,144)	(1,700,697)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	—	6,207	42,251	6,145
Repurchase of restricted shares	—	—	(7,490)	(1,089)
Proceeds from issuance of convertible promissory note	—	312,624	—	—
Repayment of convertible promissory note	—	(325,013)	—	—
Repayment of non-recourse loan	—	—	82,863	12,052
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	7,566,470	1,100,497
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	2,260,444	11,093,377	78,651	11,439
Net cash provided by financing activities	2,260,444	11,087,195	7,762,745	1,129,044
Effects of exchange rate changes on cash and cash equivalents	(7,323)	(3,031)	6,654	969
NET DECREASE IN CASH AND CASH EQUIVALENTS	(184,653)	(56,421)	(6,091)	(885)
Cash and cash equivalents at beginning of the year	264,344	79,691	23,270	3,384
Cash and cash equivalents at end of the year	79,691	23,270	17,179	2,499

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.